Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

December 31, 2022	Gross Amount	Accumulated Depreciation	Net Amount
Land	83	—	83
Buildings	1,116	(563)	553
Facilities & leasehold improvements	3,877	(2,895)	982
Machinery and equipment	18,751	(14,023)	4,728
Computer and R&D equipment	398	(319)	79
Operating lease right-of-use assets	311	(118)	193
Finance lease right-of-use assets	57	(2)	55
Other tangible assets	169	(95)	74
Construction in progress	1,454	—	1,454
Total	26,216	(18,015)	8,201

December 31, 2021	Gross Amount	Accumulated Depreciation	Net Amount
Land	84	—	84
Buildings	951	(562)	389
Facilities & leasehold improvements	3,490	(2,936)	554
Machinery and equipment	17,085	(13,786)	3,299
Computer and R&D equipment	395	(333)	62
Operating lease right-of-use assets	314	(114)	200
Other tangible assets	147	(97)	50
Construction in progress	1,022	—	1,022
Total	23,488	(17,828)	5,660